Note 10 - Loss Per Common Share (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Six months ended June 30,
	2017	2018
Income:
Net loss attributable to common shareholders	(5,847)	(6, 624)

Earnings per share:
Weighted average common shares outstanding, basic and diluted	561	15,620,543

Loss per share, basic and diluted	(10,422.45)	(0.42)